Loans - Loans by Facility (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 31,588,195.4		$ 336,653.5	₨ 28,638,811.1
Less: Allowance for credit losses	594,308.9		6,333.9	535,829.3		$ 5,710.7	₨ 457,346.5	₨ 365,164.5
Total	30,993,886.5		330,319.6	28,102,981.8
Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	41,013.3			37,447.6			29,948.9	33,835.5
Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	163,498.6			135,769.7			116,999.6	99,634.4
Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	119,548.7			97,669.1			75,300.5	63,974.8
Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	40,116.9			38,049.2			32,096.1	31,130.6
Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	20,787.9			15,520.9			9,906.8	3,269.9
Other retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	117,357.7			111,682.5			80,453.8	72,012.4
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	23,581,443.2		251,320.9	21,531,565.4
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,685,705.3		17,965.5	1,550,907.4
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	3,625,818.2		38,642.4	3,426,193.3
Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	5,937,084.5		63,274.9	4,967,690.0
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,054,765.4		21,898.8	1,862,193.6
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	7,464,999.4		79,558.8	7,141,179.0
Retail Loans | Other retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,813,070.4	[1]	29,980.5	2,583,402.1	[2]
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	8,006,752.2		$ 85,332.6	7,107,245.7
Less: Allowance for credit losses	₨ 91,985.8			₨ 99,690.3			₨ 112,640.8	₨ 61,306.9

[1]	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 65.1 billion.
[2]	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 44.4 billion.